Segment Reporting (Details) - Schedule of assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Wholesale And Retail [Member]
Segment Reporting (Details) - Schedule of assets and liabilities [Line Items]
Current assets	$ 25,905,492	$ 24,741,115
Non-current assets	11,924,761	10,047,963
Total assets	37,830,253	34,789,078
Current liabilities	3,436,210	3,066,041
Total liabilities	3,436,210	3,066,041
Subcontracting [Member]
Segment Reporting (Details) - Schedule of assets and liabilities [Line Items]
Current assets	3,448,586	7,979,513
Non-current assets	19,092,258	18,306,697
Total assets	22,540,844	26,286,610
Current liabilities	1,462,327	1,483,891
Total liabilities	1,462,327	1,483,891
Travel service [Member]
Segment Reporting (Details) - Schedule of assets and liabilities [Line Items]
Current assets	528,955
Non-current assets
Total assets	528,955
Current liabilities	245,607
Total liabilities	245,607
E-Commerce [Member]
Segment Reporting (Details) - Schedule of assets and liabilities [Line Items]
Current assets	854,843
Non-current assets
Total assets	854,843
Current liabilities	381,876
Total liabilities	381,876
Unallocated [Member]
Segment Reporting (Details) - Schedule of assets and liabilities [Line Items]
Current assets	720,524	13,492
Non-current assets
Total assets	720,524	13,492
Current liabilities	2,417,737	2,094,462
Total liabilities	2,417,737	2,094,462
Consolidated [Member]
Segment Reporting (Details) - Schedule of assets and liabilities [Line Items]
Current assets	31,458,400	32,734,120
Non-current assets	31,017,019	28,354,660
Total assets	62,475,419	61,088,780
Current liabilities	7,943,757	6,644,394
Total liabilities	$ 7,943,757	$ 6,644,394